LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands			12 Months Ended
	Nov. 30, 2016 USD ($)	Jan. 28, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 HKD ($)	Nov. 30, 2016 HKD ($)	Jan. 28, 2013 HKD ($)
Long-Term Debt [Line Items]
Loss on extinguishment of debt			$ 49,337	$ 17,435	$ 481
Costs associated with debt modification			2,793	8,101	7,603
Total outstanding borrowings			$ 3,619,139	3,821,519
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,395,357						$ 10,855,880,000
Loss on extinguishment of debt				17,435
Costs associated with debt modification					7,011
Loan commitment fees recognized				1,647	$ 1,794
Studio City Project Facility [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		4.50%
Studio City Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,295,689						10,080,460,000
Studio City Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 99,668						$ 775,420,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077						$ 234,000,000
Costs associated with debt modification				$ 8,101
Maturity date			Nov. 30, 2021
Net assets restricted from distribution			$ 761,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129						1,000,000
Amount drawn down as of the date			129			$ 1,000,000
Total outstanding borrowings			129			1,000,000
Term loan facility, cash collateral	130						1,012,500
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948						$ 233,000,000
Amount available for future drawdown			29,948			$ 233,000,000
Loan commitment fees recognized			$ 419